Property and equipment, net	12 Months Ended
Mar. 31, 2019
Property and equipment, net
Property and equipment, net

14.Property and equipment, net

	As of March 31,
	2018	2019
	(in millions of RMB)
Buildings and property improvements	45,909	61,940
Computer equipment and software	33,852	53,187
Construction in progress	5,110	6,959
Furniture, office and transportation equipment	2,057	3,889
	86,928	125,975
Less: accumulated depreciation and amortization	(20,439)	(33,945)
Net book value	66,489	92,030

Depreciation and amortization expenses recognized for the years ended March 31, 2017, 2018 and 2019 were RMB5,177 million, RMB8,654 million and RMB14,818 million, respectively.